Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended
	Oct. 17, 2023	Nov. 02, 2021	Jul. 31, 2024	Jul. 31, 2014	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014
C000231047
Account Value [Line Items]
Account Value		$ 10,000	$ 11,426		$ 11,015	$ 10,854	$ 10,619	$ 11,051	$ 10,724	$ 10,480	$ 10,343	$ 10,015	$ 9,288	$ 9,408	$ 9,796	$ 9,901	$ 9,736	$ 9,236	$ 9,565	$ 9,430	$ 9,112	$ 9,463	$ 9,226	$ 9,581	$ 9,024	$ 8,330	$ 9,023	$ 9,317	$ 8,796	$ 9,203	$ 9,217	$ 9,772	$ 9,354	$ 9,693	$ 10,399	$ 9,781
C000245481
Account Value [Line Items]
Account Value	$ 10,000		11,565		11,317	11,176	10,868	11,193	10,989	10,886	10,899	10,443	9,833
C000245483
Account Value [Line Items]
Account Value	10,000		11,618		11,368	11,225	10,907	11,241	11,027	10,910	10,926	10,455	9,817
C000245484
Account Value [Line Items]
Account Value	10,000		11,815		11,550	11,398	11,028	11,397	11,144	10,955	10,976	10,472	9,765
C000245485
Account Value [Line Items]
Account Value	10,000		11,992		11,713	11,552	11,141	11,536	11,250	10,994	11,018	10,487	9,720
C000245486
Account Value [Line Items]
Account Value	10,000		12,149		11,863	11,694	11,244	11,660	11,342	11,016	11,044	10,491	9,677
C000245487
Account Value [Line Items]
Account Value	10,000		12,296		12,006	11,818	11,336	11,778	11,435	11,037	11,060	10,488	9,634
C000245488
Account Value [Line Items]
Account Value	10,000		12,394		12,113	11,928	11,424	11,856	11,489	11,032	11,033	10,477	9,617
C000245489
Account Value [Line Items]
Account Value	10,000		12,418		12,142	11,953	11,443	11,873	11,501	11,023	11,023	10,470	9,609
C000245490
Account Value [Line Items]
Account Value	10,000		12,418		12,143	11,954	11,443	11,874	11,501	11,023	11,023	10,470	9,609
C000245482
Account Value [Line Items]
Account Value	$ 10,000		$ 12,418		12,143	11,954	11,443	11,874	11,501	11,023	11,023	10,470	9,609
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index
Account Value			$ 23,117	$ 10,000	22,750	22,254	21,386	22,116	21,442	20,560	20,440	19,503	17,855	18,408	19,203	19,755	19,057	18,011	18,206	17,948	17,412	17,926	16,726	17,412	16,158	15,239	16,852	17,496	16,354	17,860	17,839	19,391	18,979	19,483	20,489	19,701	$ 20,187	$ 19,207	$ 20,034	$ 19,545	$ 19,411	$ 19,150	$ 18,865	$ 18,075	$ 17,605	$ 17,206	$ 17,285	$ 16,518	$ 14,705	$ 15,072	$ 15,574	$ 14,676	$ 13,938	$ 13,507	$ 12,944	$ 11,692	$ 13,516	$ 14,704	$ 14,868	$ 14,362	$ 14,020	$ 13,647	$ 13,365	$ 13,690	$ 13,650	$ 12,811	$ 13,619	$ 13,174	$ 13,011	$ 12,672	$ 11,744	$ 12,634	$ 12,452	$ 13,461	$ 13,403	$ 13,298	$ 12,909	$ 12,979	$ 12,963	$ 12,831	$ 13,121	$ 13,697	$ 12,965	$ 12,759	$ 12,517	$ 12,262	$ 12,030	$ 11,984	$ 11,658	$ 11,605	$ 11,355	$ 11,180	$ 11,045	$ 10,744	$ 10,458	$ 10,237	$ 10,160	$ 10,335	$ 10,272	$ 10,238	$ 9,815	$ 9,875	$ 9,862	$ 9,719	$ 9,048	$ 9,110	$ 9,696	$ 9,874	$ 9,956	$ 9,231	$ 9,578	$ 10,283	$ 10,195	$ 10,440	$ 10,454	$ 10,159	$ 10,319	$ 9,775	$ 9,930	$ 10,126	$ 9,959	$ 9,889	$ 10,221
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Index
Account Value			$ 12,062	10,000	11,794	11,688	11,497	11,772	11,658	11,799	11,827	11,395	10,904	11,071	11,341	11,410	11,399	11,416	11,536	11,466	11,203	11,485	11,140	11,178	10,776	10,895	11,386	11,690	11,403	11,636	11,572	12,020	12,352	12,522	12,803	12,812	12,796	12,807	12,917	12,926	12,797	12,705	12,656	12,551	12,699	12,864	12,946	12,901	12,735	12,781	12,804	12,878	12,656	12,551	12,435	12,191	12,434	12,250	12,034	12,016	12,019	11,980	12,032	11,766	11,731	11,567	11,393	11,377	11,175	11,163	11,011	10,841	10,793	10,884	10,931	10,877	10,855	10,870	10,811	10,884	10,829	10,933	11,039	10,991	11,007	10,994	11,033	10,939	10,884	10,894	10,810	10,721	10,725	10,643	10,605	10,574	10,817	10,890	10,887	10,875	10,786	10,600	10,591	10,520	10,392	10,319	10,206	10,258	10,295	10,262	10,222	10,253	10,193	10,308	10,326	10,338	10,296	10,356	10,163	10,180	10,126	10,028	10,108
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index
Account Value			$ 23,117	10,000	22,750	22,254	21,386	22,116	21,442	20,560	20,440	19,503	17,855	18,408	19,203	19,755	19,057	18,011	18,206	17,948	17,412	17,926	16,726	17,412	16,158	15,239	16,852	17,496	16,354	17,860	17,839	19,391	18,979	19,483	20,489	19,701	20,187	19,207	20,034	19,545	19,411	19,150	18,865	18,075	17,605	17,206	17,285	16,518	14,705	15,072	15,574	14,676	13,938	13,507	12,944	11,692	13,516	14,704	14,868	14,362	14,020	13,647	13,365	13,690	13,650	12,811	13,619	13,174	13,011	12,672	11,744	12,634	12,452	13,461	13,403	13,298	12,909	12,979	12,963	12,831	13,121	13,697	12,965	12,759	12,517	12,262	12,030	11,984	11,658	11,605	11,355	11,180	11,045	10,744	10,458	10,237	10,160	10,335	10,272	10,238	9,815	9,875	9,862	9,719	9,048	9,110	9,696	9,874	9,956	9,231	9,578	10,283	10,195	10,440	10,454	10,159	10,319	9,775	9,930	10,126	9,959	9,889	10,221
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Index
Account Value			$ 12,062	10,000	11,794	11,688	11,497	11,772	11,658	11,799	11,827	11,395	10,904	11,071	11,341	11,410	11,399	11,416	11,536	11,466	11,203	11,485	11,140	11,178	10,776	10,895	11,386	11,690	11,403	11,636	11,572	12,020	12,352	12,522	12,803	12,812	12,796	12,807	12,917	12,926	12,797	12,705	12,656	12,551	12,699	12,864	12,946	12,901	12,735	12,781	12,804	12,878	12,656	12,551	12,435	12,191	12,434	12,250	12,034	12,016	12,019	11,980	12,032	11,766	11,731	11,567	11,393	11,377	11,175	11,163	11,011	10,841	10,793	10,884	10,931	10,877	10,855	10,870	10,811	10,884	10,829	10,933	11,039	10,991	11,007	10,994	11,033	10,939	10,884	10,894	10,810	10,721	10,725	10,643	10,605	10,574	10,817	10,890	10,887	10,875	10,786	10,600	10,591	10,520	10,392	10,319	10,206	10,258	10,295	10,262	10,222	10,253	10,193	10,308	10,326	10,338	10,296	10,356	10,163	10,180	10,126	10,028	10,108
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Index
Account Value			$ 12,062	$ 10,000	11,794	11,688	11,497	11,772	11,658	11,799	11,827	11,395	10,904	11,071	11,341	11,410	11,399	11,416	11,536	11,466	11,203	11,485	11,140	11,178	10,776	10,895	11,386	11,690	11,403	11,636	11,572	12,020	12,352	12,522	12,803	12,812	12,796	12,807	12,917	12,926	12,797	12,705	12,656	12,551	12,699	12,864	12,946	12,901	12,735	12,781	12,804	12,878	12,656	12,551	12,435	12,191	12,434	12,250	12,034	12,016	12,019	11,980	12,032	11,766	11,731	11,567	11,393	11,377	11,175	11,163	11,011	10,841	10,793	10,884	10,931	10,877	10,855	10,870	10,811	10,884	10,829	10,933	11,039	10,991	11,007	10,994	11,033	10,939	10,884	10,894	10,810	10,721	10,725	10,643	10,605	10,574	10,817	10,890	10,887	10,875	10,786	10,600	10,591	10,520	10,392	10,319	10,206	10,258	10,295	10,262	10,222	10,253	10,193	10,308	10,326	10,338	10,296	10,356	10,163	10,180	10,126	10,028	10,108
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
Account Value			34,123	$ 10,000	33,700	32,537	31,054	32,391	31,392	29,793	29,336	28,016	25,602	26,205	27,495	27,966	27,035	25,345	25,181	24,866	24,013	24,600	23,082	24,524	23,258	21,548	23,750	24,719	22,610	24,650	24,704	27,167	26,244	27,036	28,659	27,569	27,850	26,034	27,324	26,541	25,928	25,226	25,105	23,809	22,946	22,362	22,571	21,677	19,429	19,948	20,721	19,274	18,194	17,788	16,909	14,943	17,114	18,633	18,597	18,067	17,413	17,042	16,744	17,040	16,781	15,679	16,738	16,092	15,800	15,289	14,127	15,525	15,229	16,365	16,290	15,768	15,222	15,119	14,759	14,700	15,068	15,642	14,793	14,634	14,202	13,884	13,606	13,562	13,291	13,208	13,031	12,891	12,873	12,386	12,135	11,912	11,497	11,719	11,707	11,689	11,262	11,233	11,031	10,977	10,273	10,295	10,873	11,058	11,020	10,180	10,457	11,132	10,914	11,125	10,978	10,879	11,038	10,428	10,731	10,764	10,486	10,239	10,401
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
Account Value			34,123	$ 10,000	33,700	32,537	31,054	32,391	31,392	29,793	29,336	28,016	25,602	26,205	27,495	27,966	27,035	25,345	25,181	24,866	24,013	24,600	23,082	24,524	23,258	21,548	23,750	24,719	22,610	24,650	24,704	27,167	26,244	27,036	28,659	27,569	27,850	26,034	27,324	26,541	25,928	25,226	25,105	23,809	22,946	22,362	22,571	21,677	19,429	19,948	20,721	19,274	18,194	17,788	16,909	14,943	17,114	18,633	18,597	18,067	17,413	17,042	16,744	17,040	16,781	15,679	16,738	16,092	15,800	15,289	14,127	15,525	15,229	16,365	16,290	15,768	15,222	15,119	14,759	14,700	15,068	15,642	14,793	14,634	14,202	13,884	13,606	13,562	13,291	13,208	13,031	12,891	12,873	12,386	12,135	11,912	11,497	11,719	11,707	11,689	11,262	11,233	11,031	10,977	10,273	10,295	10,873	11,058	11,020	10,180	10,457	11,132	10,914	11,125	10,978	10,879	11,038	10,428	10,731	10,764	10,486	10,239	10,401
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
Account Value			34,123	$ 10,000	33,700	32,537	31,054	32,391	31,392	29,793	29,336	28,016	25,602	26,205	27,495	27,966	27,035	25,345	25,181	24,866	24,013	24,600	23,082	24,524	23,258	21,548	23,750	24,719	22,610	24,650	24,704	27,167	26,244	27,036	28,659	27,569	27,850	26,034	27,324	26,541	25,928	25,226	25,105	23,809	22,946	22,362	22,571	21,677	19,429	19,948	20,721	19,274	18,194	17,788	16,909	14,943	17,114	18,633	18,597	18,067	17,413	17,042	16,744	17,040	16,781	15,679	16,738	16,092	15,800	15,289	14,127	15,525	15,229	16,365	16,290	15,768	15,222	15,119	14,759	14,700	15,068	15,642	14,793	14,634	14,202	13,884	13,606	13,562	13,291	13,208	13,031	12,891	12,873	12,386	12,135	11,912	11,497	11,719	11,707	11,689	11,262	11,233	11,031	10,977	10,273	10,295	10,873	11,058	11,020	10,180	10,457	11,132	10,914	11,125	10,978	10,879	11,038	10,428	10,731	10,764	10,486	10,239	10,401
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
Account Value			34,123	$ 10,000	33,700	32,537	31,054	32,391	31,392	29,793	29,336	28,016	25,602	26,205	27,495	27,966	27,035	25,345	25,181	24,866	24,013	24,600	23,082	24,524	23,258	21,548	23,750	24,719	22,610	24,650	24,704	27,167	26,244	27,036	28,659	27,569	27,850	26,034	27,324	26,541	25,928	25,226	25,105	23,809	22,946	22,362	22,571	21,677	19,429	19,948	20,721	19,274	18,194	17,788	16,909	14,943	17,114	18,633	18,597	18,067	17,413	17,042	16,744	17,040	16,781	15,679	16,738	16,092	15,800	15,289	14,127	15,525	15,229	16,365	16,290	15,768	15,222	15,119	14,759	14,700	15,068	15,642	14,793	14,634	14,202	13,884	13,606	13,562	13,291	13,208	13,031	12,891	12,873	12,386	12,135	11,912	11,497	11,719	11,707	11,689	11,262	11,233	11,031	10,977	10,273	10,295	10,873	11,058	11,020	10,180	10,457	11,132	10,914	11,125	10,978	10,879	11,038	10,428	10,731	10,764	10,486	10,239	10,401
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
Account Value			34,123	$ 10,000	33,700	32,537	31,054	32,391	31,392	29,793	29,336	28,016	25,602	26,205	27,495	27,966	27,035	25,345	25,181	24,866	24,013	24,600	23,082	24,524	23,258	21,548	23,750	24,719	22,610	24,650	24,704	27,167	26,244	27,036	28,659	27,569	27,850	26,034	27,324	26,541	25,928	25,226	25,105	23,809	22,946	22,362	22,571	21,677	19,429	19,948	20,721	19,274	18,194	17,788	16,909	14,943	17,114	18,633	18,597	18,067	17,413	17,042	16,744	17,040	16,781	15,679	16,738	16,092	15,800	15,289	14,127	15,525	15,229	16,365	16,290	15,768	15,222	15,119	14,759	14,700	15,068	15,642	14,793	14,634	14,202	13,884	13,606	13,562	13,291	13,208	13,031	12,891	12,873	12,386	12,135	11,912	11,497	11,719	11,707	11,689	11,262	11,233	11,031	10,977	10,273	10,295	10,873	11,058	11,020	10,180	10,457	11,132	10,914	11,125	10,978	10,879	11,038	10,428	10,731	10,764	10,486	10,239	10,401
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Account Value			12,062	10,000	11,794	11,688	11,497	11,772	11,658	11,799	11,827	11,395	10,904	11,071	11,341	11,410	11,399	11,416	11,536	11,466	11,203	11,485	11,140	11,178	10,776	10,895	11,386	11,690	11,403	11,636	11,572	12,020	12,352	12,522	12,803	12,812	12,796	12,807	12,917	12,926	12,797	12,705	12,656	12,551	12,699	12,864	12,946	12,901	12,735	12,781	12,804	12,878	12,656	12,551	12,435	12,191	12,434	12,250	12,034	12,016	12,019	11,980	12,032	11,766	11,731	11,567	11,393	11,377	11,175	11,163	11,011	10,841	10,793	10,884	10,931	10,877	10,855	10,870	10,811	10,884	10,829	10,933	11,039	10,991	11,007	10,994	11,033	10,939	10,884	10,894	10,810	10,721	10,725	10,643	10,605	10,574	10,817	10,890	10,887	10,875	10,786	10,600	10,591	10,520	10,392	10,319	10,206	10,258	10,295	10,262	10,222	10,253	10,193	10,308	10,326	10,338	10,296	10,356	10,163	10,180	10,126	10,028	10,108
MSCI All-Country World Index
Account Value [Line Items]
Account Value			23,117	10,000	22,750	22,254	21,386	22,116	21,442	20,560	20,440	19,503	17,855	18,408	19,203	19,755	19,057	18,011	18,206	17,948	17,412	17,926	16,726	17,412	16,158	15,239	16,852	17,496	16,354	17,860	17,839	19,391	18,979	19,483	20,489	19,701	20,187	19,207	20,034	19,545	19,411	19,150	18,865	18,075	17,605	17,206	17,285	16,518	14,705	15,072	15,574	14,676	13,938	13,507	12,944	11,692	13,516	14,704	14,868	14,362	14,020	13,647	13,365	13,690	13,650	12,811	13,619	13,174	13,011	12,672	11,744	12,634	12,452	13,461	13,403	13,298	12,909	12,979	12,963	12,831	13,121	13,697	12,965	12,759	12,517	12,262	12,030	11,984	11,658	11,605	11,355	11,180	11,045	10,744	10,458	10,237	10,160	10,335	10,272	10,238	9,815	9,875	9,862	9,719	9,048	9,110	9,696	9,874	9,956	9,231	9,578	10,283	10,195	10,440	10,454	10,159	10,319	9,775	9,930	10,126	9,959	9,889	10,221
Bloomberg Barclays U.S. Universal Index
Account Value [Line Items]
Account Value			12,062	10,000	11,794	11,688	11,497	11,772	11,658	11,799	11,827	11,395	10,904	11,071	11,341	11,410	11,399	11,416	11,536	11,466	11,203	11,485	11,140	11,178	10,776	10,895	11,386	11,690	11,403	11,636	11,572	12,020	12,352	12,522	12,803	12,812	12,796	12,807	12,917	12,926	12,797	12,705	12,656	12,551	12,699	12,864	12,946	12,901	12,735	12,781	12,804	12,878	12,656	12,551	12,435	12,191	12,434	12,250	12,034	12,016	12,019	11,980	12,032	11,766	11,731	11,567	11,393	11,377	11,175	11,163	11,011	10,841	10,793	10,884	10,931	10,877	10,855	10,870	10,811	10,884	10,829	10,933	11,039	10,991	11,007	10,994	11,033	10,939	10,884	10,894	10,810	10,721	10,725	10,643	10,605	10,574	10,817	10,890	10,887	10,875	10,786	10,600	10,591	10,520	10,392	10,319	10,206	10,258	10,295	10,262	10,222	10,253	10,193	10,308	10,326	10,338	10,296	10,356	10,163	10,180	10,126	10,028	10,108
MSCI All-Country World Index
Account Value [Line Items]
Account Value			$ 23,117	$ 10,000	22,750	22,254	21,386	22,116	21,442	20,560	20,440	19,503	17,855	18,408	19,203	19,755	19,057	18,011	18,206	17,948	17,412	17,926	16,726	17,412	16,158	15,239	16,852	17,496	16,354	17,860	17,839	19,391	18,979	19,483	20,489	19,701	20,187	19,207	20,034	19,545	19,411	19,150	18,865	18,075	17,605	17,206	17,285	16,518	14,705	15,072	15,574	14,676	13,938	13,507	12,944	11,692	13,516	14,704	14,868	14,362	14,020	13,647	13,365	13,690	13,650	12,811	13,619	13,174	13,011	12,672	11,744	12,634	12,452	13,461	13,403	13,298	12,909	12,979	12,963	12,831	13,121	13,697	12,965	12,759	12,517	12,262	12,030	11,984	11,658	11,605	11,355	11,180	11,045	10,744	10,458	10,237	10,160	10,335	10,272	10,238	9,815	9,875	9,862	9,719	9,048	9,110	9,696	9,874	9,956	9,231	9,578	10,283	10,195	10,440	10,454	10,159	10,319	9,775	9,930	10,126	9,959	9,889	10,221
Morningstar Multi-Asset High Income Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Multi-Asset High Income Index℠	Morningstar<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Multi-Asset High Income Index℠
MSCI All-Country World Index
Account Value [Line Items]
Account Value			$ 23,117	$ 10,000	22,750	22,254	21,386	22,116	21,442	20,560	20,440	19,503	17,855	18,408	19,203	19,755	19,057	18,011	18,206	17,948	17,412	17,926	16,726	17,412	16,158	15,239	16,852	17,496	16,354	17,860	17,839	19,391	18,979	19,483	20,489	19,701	20,187	19,207	20,034	19,545	19,411	19,150	18,865	18,075	17,605	17,206	17,285	16,518	14,705	15,072	15,574	14,676	13,938	13,507	12,944	11,692	13,516	14,704	14,868	14,362	14,020	13,647	13,365	13,690	13,650	12,811	13,619	13,174	13,011	12,672	11,744	12,634	12,452	13,461	13,403	13,298	12,909	12,979	12,963	12,831	13,121	13,697	12,965	12,759	12,517	12,262	12,030	11,984	11,658	11,605	11,355	11,180	11,045	10,744	10,458	10,237	10,160	10,335	10,272	10,238	9,815	9,875	9,862	9,719	9,048	9,110	9,696	9,874	9,956	9,231	9,578	10,283	10,195	10,440	10,454	10,159	10,319	9,775	9,930	10,126	9,959	9,889	10,221
MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index	MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index
MSCI USA Minimum Volatility (USD) Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA Minimum Volatility (USD) Index	MSCI USA Minimum Volatility (USD) Index
Account Value			$ 29,017	$ 10,000	27,972	27,478	26,729	27,754	26,904	26,353	25,772	25,092	23,705	23,909	24,602	24,739	24,408	23,353	24,136	23,779	23,002	23,820	23,474	24,383	23,051	21,379	23,030	23,756	22,602	23,566	23,569	24,877	23,582	24,324	25,849	24,205	24,692	23,412	24,637	24,165	23,351	22,931	22,742	21,856	20,711	20,790	21,361	20,875	19,290	19,977	20,305	19,739	18,888	19,089	18,290	16,735	18,994	20,670	20,199	19,823	19,563	19,597	19,420	19,101	18,793	17,891	18,182	17,790	17,327	16,695	15,785	16,991	16,380	17,066	16,855	16,351	15,819	15,558	15,389	15,377	15,413	16,090	15,544	15,512	15,041	14,756	14,677	14,556	14,269	14,325	14,034	13,833	13,817	13,215	13,043	12,739	12,658	13,023	13,109	13,370	13,175	12,598	12,399	12,455	11,748	11,622	11,786	11,725	11,753	11,087	11,150	11,676	11,228	11,483	11,362	11,425	11,509	11,102	11,156	11,143	10,772	10,328	10,407
MSCI USA Momentum SR Variant Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA Momentum SR Variant Index	MSCI USA Momentum SR Variant Index
Account Value			$ 35,212	$ 10,000	35,914	34,334	32,589	34,504	33,523	30,449	28,831	27,508	25,183	25,600	26,883	26,804	26,347	24,627	25,894	25,278	25,180	26,221	26,392	27,444	26,498	23,544	25,054	25,538	24,281	25,961	26,100	29,856	28,529	29,307	32,223	32,388	33,686	31,026	32,144	30,860	30,574	30,000	30,329	28,315	28,670	28,839	28,363	27,409	24,791	25,873	26,916	24,541	22,970	22,011	20,768	18,587	20,980	22,643	21,837	21,452	20,753	20,624	20,876	20,818	20,445	19,244	19,691	19,245	18,839	18,185	17,048	18,467	18,215	20,193	20,007	18,898	18,552	18,577	17,950	17,813	18,485	18,751	17,328	17,311	16,838	16,036	15,592	15,361	14,852	14,793	14,112	13,763	13,473	12,990	12,573	12,438	12,511	12,515	12,460	12,650	12,323	11,970	11,687	11,765	11,181	11,334	11,769	11,781	11,724	10,930	11,148	11,859	11,435	11,468	11,110	11,208	11,343	10,763	10,827	10,946	10,552	10,313	10,470
MSCI USA Sector Neutral Quality Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA Sector Neutral Quality Index	MSCI USA Sector Neutral Quality Index
Account Value			$ 35,618	$ 10,000	35,355	34,265	32,454	33,956	33,071	31,040	30,354	28,960	26,675	27,053	28,499	28,613	27,579	25,890	25,714	25,291	24,122	24,784	23,155	24,522	22,737	21,004	23,288	24,518	22,460	24,692	24,734	26,900	25,924	27,048	29,045	28,056	28,230	26,218	28,009	27,231	26,336	25,479	25,194	24,021	22,921	22,188	22,831	22,009	19,743	20,307	20,965	19,595	18,691	18,642	17,657	15,714	17,739	19,360	19,489	18,934	18,128	17,728	17,425	17,723	17,488	16,314	17,468	16,829	16,403	15,720	14,501	15,884	15,725	16,997	16,811	16,211	15,622	15,630	15,211	15,415	15,620	16,072	15,368	15,196	14,650	14,239	13,869	13,793	13,664	13,583	13,372	13,296	13,299	12,699	12,546	12,297	11,942	12,190	12,203	12,225	11,864	11,802	11,682	11,720	11,018	10,958	11,471	11,664	11,614	10,693	10,827	11,442	11,116	11,339	11,176	11,142	11,319	10,674	10,859	10,897	10,642	10,344	10,452
MSCI USA Low Size Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA Low Size Index	MSCI USA Low Size Index
Account Value			$ 28,536	$ 10,000	27,400	27,430	26,746	28,241	27,050	25,869	26,104	24,285	22,108	23,148	24,291	25,112	24,092	22,373	22,875	23,030	23,167	23,968	22,138	23,353	21,995	20,218	22,342	23,089	21,199	23,378	23,258	25,037	24,445	24,731	26,273	25,100	25,818	24,356	25,478	24,894	24,575	24,172	23,812	22,690	21,882	20,786	20,983	20,103	17,585	17,633	17,999	17,223	16,379	16,121	15,124	13,291	16,255	17,805	18,019	17,583	16,953	16,735	16,318	16,883	16,703	15,531	16,671	16,069	15,971	15,359	13,938	15,484	14,976	15,921	15,895	15,568	15,069	14,895	14,733	14,755	14,815	15,472	14,888	14,821	14,287	14,060	13,810	13,862	13,662	13,533	13,349	13,222	13,257	12,743	12,504	12,297	11,819	12,089	12,132	12,148	11,767	11,648	11,443	11,380	10,601	10,503	11,018	11,224	11,173	10,492	10,696	11,298	11,050	11,283	11,141	11,213	11,262	10,778	10,970	10,906	10,612	10,211	10,425
MSCI USA Enhanced Value Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA Enhanced Value Index	MSCI USA Enhanced Value Index
Account Value			$ 22,564	$ 10,000	$ 21,686	$ 21,692	$ 21,047	$ 22,587	$ 21,312	$ 20,769	$ 20,944	$ 19,457	$ 17,986	$ 18,651	$ 19,267	$ 19,838	$ 19,132	$ 17,877	$ 18,561	$ 18,766	$ 18,845	$ 19,610	$ 18,305	$ 19,505	$ 18,429	$ 16,285	$ 18,242	$ 18,908	$ 17,850	$ 20,059	$ 19,305	$ 20,481	$ 20,421	$ 20,876	$ 21,282	$ 19,732	$ 19,911	$ 19,426	$ 20,139	$ 19,973	$ 20,127	$ 20,434	$ 19,857	$ 19,519	$ 18,205	$ 17,019	$ 16,472	$ 15,995	$ 13,733	$ 13,897	$ 14,189	$ 13,648	$ 13,520	$ 13,486	$ 13,014	$ 11,691	$ 14,347	$ 15,886	$ 16,511	$ 15,973	$ 15,403	$ 14,979	$ 14,293	$ 14,955	$ 14,705	$ 13,433	$ 14,862	$ 14,363	$ 14,500	$ 14,225	$ 12,933	$ 14,568	$ 14,647	$ 15,562	$ 15,588	$ 15,036	$ 14,542	$ 14,695	$ 14,412	$ 14,348	$ 14,685	$ 15,173	$ 14,542	$ 14,308	$ 13,726	$ 13,381	$ 12,924	$ 12,891	$ 12,645	$ 12,491	$ 12,503	$ 12,478	$ 12,621	$ 12,062	$ 11,901	$ 11,644	$ 10,882	$ 11,015	$ 10,934	$ 10,800	$ 10,330	$ 10,457	$ 10,302	$ 10,224	$ 9,549	$ 9,429	$ 10,265	$ 10,485	$ 10,555	$ 9,827	$ 10,116	$ 10,764	$ 10,682	$ 10,900	$ 10,789	$ 10,656	$ 10,819	$ 10,203	$ 10,633	$ 10,606	$ 10,387	$ 10,177	$ 10,379
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index